Income Taxes - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total income/ (loss) before income taxes and noncontrolling interest	$ 5,486	$ (363)	$ 11,139
Argentina
Total income/ (loss) before income taxes and noncontrolling interest	(5,219)	(6,496)	(789)
Paraguay
Total income/ (loss) before income taxes and noncontrolling interest	454	(1,306)	(7,239)
Uruguay
Total income/ (loss) before income taxes and noncontrolling interest	37,113	36,931	44,432
Panama
Total income/ (loss) before income taxes and noncontrolling interest	(20,262)	(26,701)	(19,391)
Marshall Islands
Total income/ (loss) before income taxes and noncontrolling interest	(6,984)	(2,894)	(6,404)
Others
Total income/ (loss) before income taxes and noncontrolling interest	$ 384	$ 103	$ 530